Employee benefits (Details 5) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Amount accumulated as at January, 1	$ (86,774)	$ (97,196)
Recognized during the year	(17,377)	14,888	$ (25,944)
Amount accumulated as at December, 31	(98,938)	(86,774)	(97,196)
Actuarial gains and (losses)
Disclosure of Employee benefits [Line Items]
Amount accumulated as at January, 1	(123,240)	(138,128)	(112,184)
Recognized during the year	(17,377)	14,888	(25,944)
Amount accumulated as at December, 31	$ (140,617)	$ (123,240)	$ (138,128)